Quarterly Report
June 30, 2022
MFS®  Blended Research®
Core Equity Fund
UNE-Q3

Portfolio of Investments
6/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.3%
Aerospace & Defense – 3.0%
General Dynamics Corp.	65,484	$14,488,335
Honeywell International, Inc.	11,886	2,065,906
Northrop Grumman Corp.	27,676	13,244,903
		$29,799,144
Alcoholic Beverages – 0.3%
Constellation Brands, Inc., “A”	11,650	$2,715,149
Apparel Manufacturers – 0.5%
NIKE, Inc., “B”	44,522	$4,550,148
Automotive – 1.5%
Ford Motor Co.	119,284	$1,327,631
LKQ Corp.	58,686	2,880,896
Tesla, Inc. (a)	16,266	10,953,849
		$15,162,376
Biotechnology – 0.8%
Biogen, Inc. (a)	30,237	$6,166,534
Gilead Sciences, Inc.	34,790	2,150,370
		$8,316,904
Broadcasting – 0.3%
Walt Disney Co. (a)	33,372	$3,150,317
Brokerage & Asset Managers – 1.1%
Raymond James Financial, Inc.	115,990	$10,370,666
Business Services – 2.3%
Accenture PLC, “A”	62,182	$17,264,832
Amdocs Ltd.	17,653	1,470,671
Dropbox, Inc. (a)	183,428	3,850,154
		$22,585,657
Cable TV – 1.3%
Charter Communications, Inc., “A” (a)	27,601	$12,931,897
Computer Software – 9.1%
Adobe Systems, Inc. (a)	36,688	$13,430,009
Atlassian Corp. PLC, “A” (a)	21,222	3,977,003
Microsoft Corp.	281,711	72,351,836
		$89,758,848
Computer Software - Systems – 6.9%
Apple, Inc.	401,388	$54,877,767
HP, Inc.	246,768	8,089,055
Juniper Networks, Inc.	32,796	934,686
ServiceNow, Inc. (a)	6,763	3,215,942
Zebra Technologies Corp., “A” (a)	4,303	1,264,867
		$68,382,317

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 0.9%
Otis Worldwide Corp.	45,258	$3,198,383
Sherwin-Williams Co.	17,278	3,868,717
Vulcan Materials Co.	11,507	1,635,145
		$8,702,245
Consumer Products – 1.4%
Colgate-Palmolive Co.	164,271	$13,164,678
Procter & Gamble Co.	7,052	1,014,007
		$14,178,685
Consumer Services – 2.0%
Booking Holdings, Inc. (a)	7,851	$13,731,320
Expedia Group, Inc. (a)	64,061	6,074,905
		$19,806,225
Electrical Equipment – 0.6%
TE Connectivity Ltd.	47,968	$5,427,579
Electronics – 5.4%
Applied Materials, Inc.	140,509	$12,783,509
Intel Corp.	205,236	7,677,879
Lam Research Corp.	8,802	3,750,972
Micron Technology, Inc.	33,927	1,875,485
NVIDIA Corp.	16,183	2,453,181
NXP Semiconductors N.V.	63,552	9,407,602
Texas Instruments, Inc.	98,765	15,175,242
		$53,123,870
Energy - Independent – 2.1%
EOG Resources, Inc.	37,379	$4,128,137
Marathon Petroleum Corp.	22,412	1,842,490
Valero Energy Corp.	142,411	15,135,441
		$21,106,068
Energy - Integrated – 0.2%
Exxon Mobil Corp.	19,463	$1,666,811
Entertainment – 0.2%
Live Nation Entertainment, Inc. (a)	22,456	$1,854,417
Food & Beverages – 2.8%
Archer Daniels Midland Co.	195,424	$15,164,902
Mondelez International, Inc.	50,221	3,118,222
PepsiCo, Inc.	33,624	5,603,776
Tyson Foods, Inc., “A”	46,850	4,031,911
		$27,918,811
Food & Drug Stores – 1.6%
Albertsons Cos., Inc., “A”	33,465	$894,185
Wal-Mart Stores, Inc.	125,007	15,198,351
		$16,092,536
Forest & Paper Products – 1.2%
Weyerhaeuser Co., REIT	354,627	$11,745,246
Gaming & Lodging – 0.4%
Marriott International, Inc., “A”	30,527	$4,151,977

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Health Maintenance Organizations – 2.9%
Cigna Corp.	59,063	$15,564,281
Humana, Inc.	19,899	9,314,125
UnitedHealth Group, Inc.	7,952	4,084,386
		$28,962,792
Insurance – 5.1%
Ameriprise Financial, Inc.	30,842	$7,330,526
Berkshire Hathaway, Inc., “B” (a)	18,640	5,089,093
Equitable Holdings, Inc.	269,208	7,018,253
Everest Re Group Ltd.	52,835	14,808,594
MetLife, Inc.	246,409	15,472,021
Reinsurance Group of America, Inc.	8,721	1,022,886
		$50,741,373
Internet – 7.1%
Alphabet, Inc., “A” (a)	11,654	$25,397,096
Alphabet, Inc., “C” (a)	12,683	27,743,428
Gartner, Inc. (a)	7,765	1,877,810
GoDaddy, Inc. (a)	88,046	6,124,480
Meta Platforms, Inc., “A” (a)	56,271	9,073,699
		$70,216,513
Leisure & Toys – 1.4%
Brunswick Corp.	119,727	$7,827,751
Electronic Arts, Inc.	14,674	1,785,092
Polaris, Inc.	46,638	4,630,221
		$14,243,064
Machinery & Tools – 0.8%
Eaton Corp. PLC	61,095	$7,697,359
Major Banks – 3.7%
Bank of America Corp.	204,487	$6,365,680
Goldman Sachs Group, Inc.	8,660	2,572,193
JPMorgan Chase & Co.	135,786	15,290,862
Wells Fargo & Co.	307,692	12,052,296
		$36,281,031
Medical & Health Technology & Services – 1.7%
McKesson Corp.	50,978	$16,629,533
Medical Equipment – 2.9%
Abbott Laboratories	71,527	$7,771,409
Boston Scientific Corp. (a)	36,546	1,362,070
Hologic, Inc. (a)	16,307	1,130,075
Medtronic PLC	99,559	8,935,420
Quidel Corp. (a)	10,513	1,021,653
Thermo Fisher Scientific, Inc.	15,147	8,229,062
		$28,449,689
Natural Gas - Pipeline – 1.3%
Cheniere Energy, Inc.	94,797	$12,610,845
Oil Services – 0.1%
NOV, Inc.	60,814	$1,028,365

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 3.2%
SLM Corp.	732,735	$11,679,796
Visa, Inc., “A”	79,875	15,726,589
Zions Bancorp NA	81,913	4,169,371
		$31,575,756
Pharmaceuticals – 7.2%
Eli Lilly & Co.	35,551	$11,526,701
Johnson & Johnson	157,303	27,922,856
Merck & Co., Inc.	231,632	21,117,889
Vertex Pharmaceuticals, Inc. (a)	38,829	10,941,624
		$71,509,070
Railroad & Shipping – 1.4%
CSX Corp.	489,518	$14,225,393
Real Estate – 2.2%
Extra Space Storage, Inc., REIT	74,330	$12,645,020
Host Hotels & Resorts, Inc., REIT	158,422	2,484,057
Life Storage, Inc., REIT	47,506	5,304,520
Public Storage, Inc., REIT	3,399	1,062,765
		$21,496,362
Restaurants – 0.3%
Texas Roadhouse, Inc.	38,477	$2,816,516
Specialty Chemicals – 1.6%
Chemours Co.	167,907	$5,376,382
DuPont de Nemours, Inc.	17,574	976,763
Linde PLC	22,369	6,431,759
Univar Solutions, Inc. (a)	105,228	2,617,020
		$15,401,924
Specialty Stores – 4.7%
Amazon.com, Inc. (a)	240,340	$25,526,512
AutoZone, Inc. (a)	3,823	8,216,086
Home Depot, Inc.	47,816	13,114,494
		$46,857,092
Telephone Services – 1.0%
Lumen Technologies, Inc.	931,526	$10,162,949
Trucking – 1.1%
United Parcel Service, Inc., “B”	59,664	$10,891,067
Utilities - Electric Power – 2.7%
Constellation Energy	51,564	$2,952,555
Exelon Corp.	317,662	14,396,442
PG&E Corp. (a)	451,980	4,510,760
Vistra Corp.	232,514	5,312,945
		$27,172,702
Total Common Stocks		$972,467,288

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 1.5%
Money Market Funds – 1.5%
MFS Institutional Money Market Portfolio, 1.21% (v)	14,406,252	$14,404,811

Other Assets, Less Liabilities – 0.2%		2,170,085
Net Assets – 100.0%		$989,042,184
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $14,404,811 and $972,467,288, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$972,467,288	$—	$—	$972,467,288
Mutual Funds	14,404,811	—	—	14,404,811
Total	$986,872,099	$—	$—	$986,872,099
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$7,530,565	$92,752,414	$85,876,876	$(94)	$(1,198)	$14,404,811

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$16,630	$—
(3) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.